Debt (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
		Oct. 31, 2014	May. 31, 2015	May. 25, 2014	May. 26, 2013
Debt Instruments [Line Items]
Interest expense	[1]		$ 186,200,000	$ 134,000,000	$ 126,200,000
Loss on extinguishment of debt			91,300,000	0	$ 0
Long-term debt			$ 1,467,300,000	$ 2,478,400,000
Short-term debt, weighted average interest rate (percentage)				0.80%
Senior Notes
Debt Instruments [Line Items]
Maximum range of interest rate adjustment on funds borrowed (percentage)			2.00%
6.200% senior notes due October 2017
Debt Instruments [Line Items]
Interest rate of debt (percentage)			6.20%
Maturity date of debt			Oct. 31, 2017
6.800% senior notes due October 2037 | Senior Notes
Debt Instruments [Line Items]
Interest rate of debt (percentage)			6.80%
Face amount of debt			$ 300,000,000.0
Maturity date of debt			Oct. 01, 2037
Debt instrument, interest rate increase (percent)		0.25%
Debt Instrument, periodic interest payment, increase		$ 2,000,000
Revolving Credit Agreement | Revolving Credit Facility
Debt Instruments [Line Items]
Maximum borrowing available under the credit facility			$ 750,000,000.0
Total debt to total capitalization ratio			0.75
Base interest rate percentage of revolving credit facility in addition to federal funds rate (percentage)			0.50%
4.500% senior notes due October 2021 | Senior Notes
Debt Instruments [Line Items]
Interest rate of debt (percentage)			4.50%
Face amount of debt			$ 121,900,000.0
Maturity date of debt			Oct. 01, 2021
6.200% senior notes due October 2017 | Senior Notes
Debt Instruments [Line Items]
Interest rate of debt (percentage)			6.20%
Face amount of debt			$ 500,000,000.0
Maturity date of debt			Oct. 01, 2017
Debt instrument, interest rate increase (percent)		0.25%
Debt Instrument, periodic interest payment, increase		$ 2,000,000
Libor | Revolving Credit Agreement | Revolving Credit Facility
Debt Instruments [Line Items]
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)			1.30%
Base Rate Loans | Revolving Credit Agreement | Revolving Credit Facility
Debt Instruments [Line Items]
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)			0.30%
Revolving Credit Facility | Eurodollar | Revolving Credit Agreement
Debt Instruments [Line Items]
Debt instrument, basis spread on variable rate			1.00%
Long-term Debt
Debt Instruments [Line Items]
Extinguishment of debt, amount			$ 1,010,000,000
Interest expense	[1]		91,300,000
Gain (loss) on extinguishment of debt, before write off of deferred debt issuance cost			(44,000,000)
Non-cash charges on extinguishment of debt			47,300,000
Senior Notes | 4.500% senior notes due October 2021
Debt Instruments [Line Items]
Extinguishment of debt, amount			$ 278,100,000
Interest rate of debt (percentage)			4.50%
Senior Notes | 3.350% senior notes due November 2022
Debt Instruments [Line Items]
Extinguishment of debt, amount			$ 338,900,000
Interest rate of debt (percentage)			3.35%
Senior Notes | 3.790% senior notes due August 2019
Debt Instruments [Line Items]
Extinguishment of debt, amount			$ 80,000,000
Interest rate of debt (percentage)			3.79%
Senior Notes | 4.520% senior notes due August 2024
Debt Instruments [Line Items]
Extinguishment of debt, amount			$ 210,000,000
Interest rate of debt (percentage)			4.52%
Senior Notes | 7.125% debentures due February 2016
Debt Instruments [Line Items]
Extinguishment of debt, amount			$ 100,000,000
Interest rate of debt (percentage)			7.125%
Adjustments for New Accounting Principle, Early Adoption
Debt Instruments [Line Items]
Long-term debt				$ 18,000,000

[1]	Interest expense in fiscal 2015 includes approximately $91.3 million of expenses associated with the retirement of long-term debt. See Note 9 - Debt.